DEFERRED OFFERING COSTS	12 Months Ended
Dec. 31, 2025
SL BIO LTD
DEFERRED OFFERING COSTS
DEFERRED OFFERING COSTS

7. DEFERRED OFFERING COSTS

Deferred offering costs represent legal, accounting, underwriting, and other direct costs incurred in connection with a planned equity or debt offering. These costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds, In the event the offering is unsuccessful or aborted, the costs will be expenses.